SCHEDULE OF ACCELERATED AND UNVESTED OPTIONS (Details)	Aug. 09, 2022 shares
Ora Elharar Soffer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Accelerated and unvested options	47,128,400
Ilanit Halperin [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Accelerated and unvested options	18,851,360
Ilan Ben Ishay [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Accelerated and unvested options	18,851,360
Doron Birger [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Accelerated and unvested options	2,356,420
David Kretzmer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Accelerated and unvested options	2,356,420